Note 7 - Property and equipment, net: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Gross	$ 10,119,558	$ 8,782,232
Less: accumulated depreciation	(2,985,971)	(2,609,056)
Property and equipment, net	7,133,587	6,173,176
Building
Property, Plant and Equipment, Gross	7,098,025	6,328,381
Less: accumulated depreciation	(30,012)	(25,632)
Office Equipment
Property, Plant and Equipment, Gross	878,795	847,955
Equipment
Property, Plant and Equipment, Gross	$ 2,142,738	$ 1,605,896